Cover	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity File Number	001-12584
Entity Registrant Name	THERIVA BIOLOGICS, INC.
Entity Central Index Key	0000894158
Entity Tax Identification Number	13-3808303
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9605 Medical Center Drive
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	417-4364
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TOVX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false